Quarterly Financial Data (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Feb. 01, 2015	Nov. 02, 2014	Aug. 03, 2014	May. 04, 2014	Feb. 02, 2014	Nov. 03, 2013	Aug. 04, 2013	May. 05, 2013	Feb. 01, 2015 [1]	Feb. 02, 2014 [1]	Feb. 03, 2013 [1]
Quarterly Financial Data [Abstract]
Net Sales	$ 19,162	$ 20,516	$ 23,811	$ 19,687	$ 17,696	$ 19,470	$ 22,522	$ 19,124	$ 83,176	$ 78,812	$ 74,754
Gross Profit	6,582	7,043	8,007	6,757	6,072	6,682	7,594	6,567	28,389	26,915	25,395
Net Earnings	$ 1,379	$ 1,537	$ 2,050	$ 1,379	$ 1,013	$ 1,351	$ 1,795	$ 1,226	$ 6,345	$ 5,385	$ 4,535
Earnings per Share, Basic	$ 1.06	$ 1.16	$ 1.52	$ 1.01	$ 0.73	$ 0.96	$ 1.25	$ 0.84	$ 4.74	$ 3.78	$ 3.03
Earnings per Share, Diluted	$ 1.05	$ 1.15	$ 1.52	$ 1.00	$ 0.73	$ 0.95	$ 1.24	$ 0.83	$ 4.71	$ 3.76	$ 3.00

[1]	Fiscal years ended February 1, 2015 and February 2, 2014 include 52 weeks. Fiscal year ended February 3, 2013 includes 53 weeks.